Stockholders' Equity - Schedule of outstanding class A shares to be issued (Details) - CAD ($)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Stockholders Equity Note [Line Items]
Shares to be issued related to acquisition of SDP	$ 14,371,500
Balance	$ 24,691,533	$ 13,153,163
Common Stock [Member]
Stockholders Equity Note [Line Items]
Balance (in shares)	53,165,133	52,539,162
Balance	$ 38,391,371	$ 38,046,097
Common Stock [Member] | Class A Shares to be issued [Member]
Stockholders Equity Note [Line Items]
Shares to be issued related to acquisition of SDP (in shares)	19,162,000
Stock To Be Issued During Period Shares Acquisitions Price Per Share	$ 0.75
Shares to be issued related to acquisition of SDP	$ 14,371,500
Shares issued related to acquisition of SDP (in shares)	(143,000)
Stock Issued During Period Acquisitions Price Per Share	$ 0.75
Shares issued related to acquisition of SDP	$ (107,250)
Shares Issued, Price Per Share	$ 0.75
Balance (in shares)	19,019,000
Balance	$ 14,264,250